PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

3.    PREPAID EXPENSES AND OTHER CURRENT ASSETS:

Prepaid expenses and other current assets consist of the following:

	December 31,
	2021	2020
Prepaid rent	$58	$65
Prepaid utilities	51	30
Prepaid insurance	412	41
Prepaid administrative expenses	63	61
Prepaid technical fees	141	8
Prepaid consulting fees	27	—
VAT receivable	50	54
Total prepaid expenses and other current assets	$802	$259

As of December 31, 2021 and 2020, there was $217 thousand and $0, respectively, of non-current prepaid insurance related to directors’ and officers’ liability insurance that was included in the amounts above.